Provisions for Retirement Benefit Obligations - Breakdown of expense recognized for the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions for Retirement Benefit Obligations
Expense for the period	€ 209	€ 1	€ 194
Service cost for the period	(202)	(195)	(192)
Interest cost for the period	(8)	(16)	(11)
Plan curtailments and modifications		157
Benefits for the period		53	9
Total	€ (209)	€ (1)	€ (194)